THE ADVISORS’ INNER CIRCLE FUND

SANDS CAPITAL GLOBAL

GROWTH FUND

July 31, 2026 (Unaudited)

Schedule of Investments
Common Stock†† — 97.9%
	SHARES	VALUE
Argentina — 2.5%
Consumer Discretionary — 2.5%
MercadoLibre *	8,974	$16,852,723
Total Argentina		16,852,723

Australia — 1.0%
Health Care — 1.0%
Pro Medicus	55,405	6,302,818
Total Australia		6,302,818

Belgium — 1.7%
Health Care — 1.7%
Argenx ADR *	13,452	11,485,587
Total Belgium		11,485,587

Canada — 4.5%
Consumer Discretionary — 1.7%
Dollarama	84,786	11,550,153
Information Technology — 2.8%
Shopify, Cl A *	157,834	18,490,253
Total Canada		30,040,406

Germany — 1.0%
Communication Services — 1.0%
CTS Eventim & KGaA	97,185	6,557,151
Total Germany		6,557,151

India — 7.4%
Consumer Discretionary — 4.5%
Lenskart Solutions *	1,411,318	8,302,559
Titan	414,376	21,156,020
		29,458,579

THE ADVISORS’ INNER CIRCLE FUND

SANDS CAPITAL GLOBAL

GROWTH FUND

July 31, 2026 (Unaudited)

Common Stock†† — continued
	SHARES	VALUE
Financials — 2.9%
Bajaj Finance	1,632,485	$19,515,228
Total India		48,973,807

Japan — 2.9%
Information Technology — 2.9%
Keyence	38,500	19,311,101
Total Japan		19,311,101

Netherlands — 5.7%
Financials — 1.8%
Adyen *	11,647	11,847,516
Information Technology — 3.9%
ASML Holding, Cl G	15,694	25,565,526
Total Netherlands		37,413,042

South Korea — 5.0%
Information Technology — 5.0%
SK hynix	28,862	32,777,295
Total South Korea		32,777,295

Sweden — 2.8%
Communication Services — 2.8%
Spotify Technology *	37,191	18,593,269
Total Sweden		18,593,269

Switzerland — 5.9%
Consumer Discretionary — 1.9%
On Holding, Cl A *	342,831	12,424,195
Health Care — 4.0%
Galderma Group	120,639	26,252,434
Total Switzerland		38,676,629

THE ADVISORS’ INNER CIRCLE FUND

SANDS CAPITAL GLOBAL

GROWTH FUND

July 31, 2026 (Unaudited)

Common Stock†† — continued
	SHARES	VALUE
Taiwan — 4.4%
Information Technology — 4.4%
Taiwan Semiconductor Manufacturing ADR	71,468	$28,890,939
Total Taiwan		28,890,939

United Kingdom — 2.5%
Financials — 1.7%
3i Group PLC	289,906	11,160,700
Information Technology — 0.8%
ARM Holdings ADR *	23,582	5,652,370
Total United Kingdom		16,813,070

United States — 50.6%
Communication Services — 11.1%
Alphabet, Cl A	118,124	42,067,500
AppLovin, Cl A *	22,867	9,053,045
Netflix *	213,492	15,309,512
Space Exploration Technologies, Cl A *	61,676	6,683,828
		73,113,885
Consumer Discretionary — 9.5%
Amazon.com *	120,066	32,607,524
Carvana, Cl A *	185,206	11,549,446
DoorDash, Cl A *	95,508	18,734,849
		62,891,819
Financials — 4.4%
Intercontinental Exchange	81,974	12,499,396
Visa, Cl A	45,788	16,764,360
		29,263,756
Health Care — 2.1%
Intuitive Surgical *	39,176	13,842,056
Industrials — 9.3%
Axon Enterprise *	43,018	22,703,180
Bloom Energy, Cl A *	86,666	17,836,729
Builders FirstSource *	109,725	7,290,129

THE ADVISORS’ INNER CIRCLE FUND

SANDS CAPITAL GLOBAL

GROWTH FUND

July 31, 2026 (Unaudited)

Common Stock†† — continued
	SHARES	VALUE
Industrials — (continued)
Carlisle	38,379	$13,813,370
		61,643,408
Information Technology — 14.2%
Cloudflare, Cl A *	75,388	21,031,744
NVIDIA	296,248	59,471,786
Samsara, Cl A *	351,221	13,090,007
		93,593,537
Total United States		334,348,461

Total Common Stock
(Cost $385,245,141)		647,036,298

Total Investments— 97.9%
(Cost $385,245,141)		$647,036,298

Percentages are based on Net Assets of $661,209,471.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

SAN-QH-001-3300

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